UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME	9 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2025 JPY (¥) ¥ / shares shares		Sep. 30, 2024 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
Total operating revenues	$ 57,823,183		¥ 8,556,096,390		¥ 7,419,460,643
Cost of revenue	(41,529,769)		(6,145,159,916)		(5,378,876,612)
GROSS PROFIT	16,293,414		2,410,936,474		2,040,584,031
Selling, general, and administrative expenses	(13,889,172)		(2,055,180,818)		(1,802,047,253)
INCOME FROM OPERATIONS	2,404,242		355,755,656		238,536,778
OTHER INCOME (EXPENSE)
Interest income	25,691		3,801,610		325,182
Interest expense	(91,330)		(13,514,164)		(12,751,685)
Grant income	100,716		14,902,919		14,205,788
Unrealized (loss) gain on short-term investment	946		140,000		(168,000)
Loss on disposal of long-lived assets	(1,142)		(168,973)
Loss on disposal of a subsidiary					(753,900)
Other income (expense), net	(113,358)		(16,773,644)		15,438,598
Total other income (expense), net	(78,477)		(11,612,252)		16,295,983
INCOME BEFORE INCOME TAX PROVISION	2,325,765		344,143,404		254,832,761
PROVISION FOR INCOME TAXES
Current	(622,206)		(92,067,891)		(69,425,173)
Deferred	(171,577)		(25,388,246)		39,664,246
Total provision for income taxes	(793,783)		(117,456,137)		(29,760,927)
NET INCOME	$ 1,531,982		¥ 226,687,267		¥ 225,071,834
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	24,910,619	[1]	24,910,619	[1]	24,910,660
Diluted	24,913,619	[1]	24,913,619	[1]	27,066,715
EARNINGS PER SHARE
Basic | (per share)	$ 0.06	[1]	¥ 9.10		¥ 9.04
Diluted | (per share)	$ 0.06	[1]	¥ 9.10		¥ 8.32

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.